Revenue by Service and Geographical Location - Schedule of Revenue by Type of Service (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 312.2	$ 289.7	$ 303.2
Storage and Throughput Fees [Member]
Segment Reporting Information [Line Items]
Total revenue	282.4	265.9	273.8
Excess Throughput and Ancillary Services [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 29.8	$ 23.8	$ 29.4